Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017
Granted RSU			560,000
Compensation expense	$ 87,310	$ 2,016,190	$ 129,787
RSU Member
Granted RSU			560,000
Compensation expense			$ 129,787